                        LORD ABBETT SERIES FUND, INC.
                             90 HUDSON STREET
                     JERSEY CITY, NEW JERSEY 07302-3973


                                                      May 3, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Series Fund, Inc.
     1933 Act File No. 033-31072
     1940 Act File No. 811-05876

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 28 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 5, 2006.

     Please contact the undersigned at (201) 395-2926 if you have any questions or comments.

                                       Sincerely yours,
                                       /s/Natalina R. DePina
                                       ---------------------------
                                       Natalina R. DePina
                                       Paralegal
                                       Lord, Abbett & Co. LLC